Vessels, Port Terminals and Other Fixed Assets - Impairment Loss/ Loss on Sale of Vessels, Net 2020 (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 28, 2021	Sep. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020
Property Plant And Equipment [Line Items]
Impairment loss and gain/(loss) on sale of vessels					$ (88,367)	$ (156,106)	$ (200,657)
Net liabilities included in sale price					4,378	0	$ 0
Two dry bulk vessels held and used
Property Plant And Equipment [Line Items]
Impairment loss					$ 52,820	$ 84,584
Navios Astra
Property Plant And Equipment [Line Items]
Disposal date					Feb. 28, 2021
Year Built					2006
Vessel capacity in DWT					53,468 dwt
Vessel sale price								$ 6,644
Impairment loss and gain/(loss) on sale of vessels					$ (6,288)
Capitalized Cost, Impairment Loss					$ 98
Navios Gem
Property Plant And Equipment [Line Items]
Year Built					2014
Vessel capacity in DWT					181,336 dwt
Navios Victory
Property Plant And Equipment [Line Items]
Year Built					2014
Vessel capacity in DWT					77,095 dwt
Vessel acquisition cost			$ 14,735
Cash consideration for purchase of vessel			$ 14,735
Navios Victory and Navios Gem
Property Plant And Equipment [Line Items]
Disposal date					Sep. 30, 2020
Vessel sale price									$ 51,000
Impairment loss and gain/(loss) on sale of vessels					$ (7,683)
Capitalized Cost, Impairment Loss					1,747
Net liabilities included in sale price					$ 4,378
Navios Amitie
Property Plant And Equipment [Line Items]
Disposal date					Sep. 30, 2020
Year Built					2005
Vessel capacity in DWT					75,395 dwt
Vessel sale price									$ 6,885
Impairment loss and gain/(loss) on sale of vessels					$ (4,478)
Navios Northern Star
Property Plant And Equipment [Line Items]
Disposal date					Aug. 31, 2020
Year Built					2005
Vessel capacity in DWT					75,395 dwt
Vessel sale price										$ 6,860
Impairment loss and gain/(loss) on sale of vessels					$ (4,489)
Navios Star
Property Plant And Equipment [Line Items]
Disposal date					May 31, 2020
Year Built					2002
Vessel capacity in DWT					76,662 dwt
Vessel sale price											$ 6,450
Impairment loss and gain/(loss) on sale of vessels					$ (5,697)
Capitalized Cost, Impairment Loss					$ 258
Navios Kypros
Property Plant And Equipment [Line Items]
Disposal date					Feb. 29, 2020
Year Built					2003
Vessel capacity in DWT					55,222 dwt
Vessel sale price												$ 9,131
Impairment loss and gain/(loss) on sale of vessels					$ (5,551)
Capitalized Cost, Impairment Loss					$ 404
Jupiter N
Property Plant And Equipment [Line Items]
Year Built					2011
Vessel capacity in DWT					93,062 dwt
Rainbow N
Property Plant And Equipment [Line Items]
Year Built					2011
Vessel capacity in DWT					79,642 dwt
Jupiter N and Rainbow N
Property Plant And Equipment [Line Items]
Disposal date					Jun. 30, 2020
Vessel acquisition cost				$ 24,883
Navios Corali
Property Plant And Equipment [Line Items]
Disposal date					Mar. 31, 2020
Year Built					2015
Vessel capacity in DWT					181,249 dwt
Vessel acquisition cost		$ 36,684
Cash consideration for purchase of vessel		$ 36,684
Navios Canary
Property Plant And Equipment [Line Items]
Disposal date					Jan. 31, 2020
Year Built					2015
Vessel capacity in DWT					180,528 dwt
Vessel acquisition cost	$ 35,111
Cash consideration for purchase of vessel	$ 35,111